Staar Investment Trust

Supplement to the Prospectus dated
May 1, 2017

In connection with the proposals approved at the meeting of shareholders of Staar Investment Trust held on January 29, 2018, the following changes are made to the prospectus:
In the Summary Section of the Prospectus for each Fund, the section entitled, "Management" is deleted in its entirety, and replaced with the following:

MANAGEMENT
Investment Advisor: Barrel Park Investments, LLC is the investment advisor (the "Advisor") for the Fund.
Portfolio Manager:  Brett Boshco has served as the Fund's portfolio manager since February 9, 2018.  Mr. Boshco is the CEO of the Advisor and a Trustee of the Staar Investment Trust.

In the section of the Prospectus for each Fund entitled, "Management, Organization and Capital Structure, " the first paragraph is deleted, and replaced with the following:

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 4th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

Brett Boshco has served as portfolio manager of the Fund since February 9, 2018. Mr. Boshco is the Chief Executive Officer and an indirect owner of the Advisor. Prior to founding Barrel Park Investments, LLC, Mr. Boshco was a research analyst for the Evermore Global Value Fund, a global opportunities mutual fund, responsible for investment research, investment analysis, and portfolio trading (2015-2017).  Prior to the Evermore Global Value Fund, Mr. Boshco was a research analyst for Steinberg Asset Management, a public equity investment company, responsible for investment research and investment analysis (2009-2013).  Mr. Boshco began his career in the Media & Communications Group in the Investment Banking Division of Morgan Stanley (2006-2009).  Mr. Boshco holds a BS in Economics from MIT and a BS in Management Science from the Sloan School of Management at MIT.

In addition, the mailing address for Staar Investment Trust referenced in the Prospectus is changed to:

Mailing Address: Staar Investment Trust, 120 E. 23rd Street, 5th Floor, New York, New York 10010

The date of this Supplement is February 9, 2018

Staar Investment Trust

Supplement to the Statement of Additional Information dated
May 1, 2017

In connection with the proposals approved at the meeting of shareholders of Staar Investment Trust held on January 29, 2018, the following changes are made to the Statement of Additional Information ("SAI"):
In the section of the SAI entitled, "History, " the following is added as the last sentence in the paragraph:

On February 9, 2018, the Trust changed its form of organization from a Pennsylvania business trust to a Delaware statutory trust.
In the section of the SAI, "Description of the Funds, their Investments and Risks, " the fundamental investment restriction (1) is deleted, and replaced with the following:

(1)       Each Fund will not issue senior securities, including not issuing securities that have preference or seniority over other classes; provided that this will not prevent a Fund from creating different classes of shares to provide for different arrangements for shareholder services or the distribution of securities or both, to the extent permitted by Rule 18f-3 of the 1940 Act.

In the section of the SAI entitled, "Management of the Funds, " the second sentence in the second paragraph of the section is deleted and replaced with the following:
The Chairman of the Board is Brett C. Boshco.

In the section of the SAI entitled, "Management of the Funds, " the sub-sections entitled "Board Members" and "Additional Biographical Information"  are deleted in their entirety and replaced with the following:
Board Members
Name, Address and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Robert Weiss 520 Madison Avenue New York, NY 10022 Age: 59	Trustee	Since February 1, 2018	Partner and General Counsel of MatlinPatterson and General Counsel of Matlin & Partners Acquisition Corporation (since 2002).	6	None

Ann Chung 130 Main Street New Canaan, CT 06840 Age: 36	Trustee	Since February 1, 2018	Vice President and Principal at J.H. Whitney Capital Partners (private equity fund) (since 2013). Previously, Vice President at Swander Pace Capital (2010-2013) and Associate at DLJ Merchant Banking Partners (2008-2010).	6	None
Shiliang Tang 152 Madison Avenue New York, NY 10016 Age: 31	Trustee	Since February 1, 2018	President of LedgerPrime, a digital asset market making and proprietary trading firm (since 2017). Previously, Co-Founder and COO of WorldCover (crop insurance in developing countries) (2015-2017) and a primary trader and risk manager in the Institutional Volatility Trading Group at Bank of America (2010-2014).	6	None
Interested Trustee
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 Age: 35	Interested Trustee	Since January 30, 2018	Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).	6	None

In the section of the SAI entitled, "Management of the Funds, " the sub-section entitled "Compensation" is deleted in its entirety and replaced with the following:
Compensation
The Aggregate Compensation paid to the Trustees and Chief Compliance Officer as of December 31, 2016:

Name and Position	Aggregate Compensation from the Trust*	Pension or Retirement Benefits as Part of Trust Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Trust Complex Paid to Trustees
Robert Weiss Trustee	$0	N/A	N/A	$0
Ann Chung Trustee	$0	N/A	N/A	$0
Shiliang Tang Trustee	$0	N/A	N/A	$0
Janaya Moscony Chief Compliance Officer	$0	N/A	N/A	N/A
* The Trustees are newly elected and have not received any compensation from the Trust. The Chief Compliance Officer is new and has not yet received any compensation from the Trust.

 In the section of the SAI entitled, "Management of the Funds, " the following information is added:
The following individuals serve as officers of the Trust:
Name, Address and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Brett C. Boshco 120 E. 23rd Street 5th Floor New York, NY 10010 Age: 35	Interested Trustee, President, Treasurer and Secretary	Since January 30, 2018
Chief Executive Officer and Chief Compliance Officer of Barrel Park Investments, LLC (since 2017). Previously, Research Analyst at Evermore Global Advisors (2015-2017) and Research Analyst at Steinberg Asset Management (2009-2013).

Janaya Moscony 1140 Avenue of the Americas, Suite 915 New York, NY 10036	Chief Compliance Officer	Since February 1, 2018	Founder of SEC Compliance Consultants, Inc. and CCO Compliance Services, LLC

In the section of the SAI entitled, "Management of the Funds, " the information about board and officer Fund share ownership is deleted in its entirety, and replaced with the following:
As of February 1, 2018, members of the board and officers of the Trust owned no shares of the Funds.

In the section of the SAI entitled, "Investment Advisory and Other Services, " the two paragraphs before the first chart are deleted in their entirety, and replaced with the following:

Effective February 9, 2018, Barrel Park Investments, LLC, located at 120 E. 23rd Street, 5th Floor, New York, New York 10010, is investment adviser to each Fund (the "Advisor").  Prior to February 9, 2018, Staar Financial Advisors, Inc. (the "Prior Advisor") served as investment adviser to each Fund.
Fees to be paid to the Advisor under the terms of the Advisory Agreement and the fees paid under the previous investment advisory agreement to the Prior Advisor for the last three fiscal years are as follows:
In the section of the SAI entitled, "Investment Advisory and Other Services, " the last paragraph in the section is deleted, and replaced with the following:

The Advisor, Barrel Park Investments, LLC is located at 120 E. 23rd Street, 5th Floor, New York, New York 10010.  The Advisor is a newly organized and registered investment adviser managing the six series of Staar Investment Trust.  As of February 9, 2018, it has approximately $11.2 million in assets under management.  Barrel Park Investments LLC is a limited liability company organized under the laws of the state of Delaware.

In the section of the SAI entitled, "Portfolio Managers, " the paragraph in the section is deleted, and replaced with the following:
Mr. Brett C. Boshco serves as portfolio manager for each Fund. Mr. Boshco does not manage any other investment companies or accounts.

The date of this Supplement is February 9, 2018